Taxation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	€ 354	€ 114
Weighted average statutory tax rate	24.70%	25.20%	25.80%
Effective tax rate	27.50%	31.50%	29.20%
Deferred tax asset	€ 300	€ 170
Change in deferred tax	399	(301)	€ (318)
Changes in the composition of the group and other changes	(1)
Expenses not deductible for tax purposes	201	320	237
Deferred tax asset for right of use assets	220	306	370
Deferred taxes for lease liabilities	(252)	(326)	(376)
Adjustment to prior periods	(12)	(85)	16
Deferred tax relating to items credited (charged) directly to equity	123	40
Deferred tax asset recognised	1,345	772
Deferred tax liability (asset)	991	1,253	920
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax relating to items credited (charged) directly to equity	233	(23)
Deferred tax liability (asset)	(126)	(360)	(337)
Australia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Adjustment to prior periods	68
Poland [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Certain deferred tax assets	265
Deferred tax asset recognised	117
Deferred tax liability (asset)	(148)
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Change in deferred tax	(129)	(7)
Deferred tax liability (asset)	199	63	61
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax liability (asset)	(311)	(343)	(322)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax liability (asset)	1,303	1,596	1,242
Net deferred tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax liability (asset)	991	1,253	€ 920
Net deferred tax [member] | Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax liability due to recapture of previously deducted tax losses	€ 102	€ 107